DERIVATIVE LIABILITY (Tables)	12 Months Ended
Jan. 31, 2020
DERIVATIVE LIABILITY [abstract]
Schedule of continuity of derivative liability
Balance, January 31, 2018 and 2017	$—
On acquisition - June 13, 2018	393,010
On acquisition - January 23, 2019	—
Fair value adjustment on derivative liabilities	(369,913)
Balance, January 31, 2019	$23,097
On acquisition February 4, 2019	3,748,377
On acquisition May 24, 2019	4,707,370
Fair value adjustment on derivative liabilities	(4,779,693)
Balance, January 31, 2020	$3,699,151

Schedule of calculation of fair value adjustment, derivative liability
	January 31,	May 24,	February 4,	January 31,	June 13,
	2020	2019	2019	2019	2018
Discount rate	1.36%	2.50%	2.19%	1.91%	1.91%
Expected life in years	6.14	7.00	7.00	2.50	3.0
Expected stock volatility	100%	100%	100%	100%	112%
Expected volatility of foreign exchange	5.29%	5.29%	5.84%	5.84%	6.66%